Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
12.	INCOME TAXES

The Company is subject to the following income tax:

●	United States parent is subject to income tax rate at 34% for years prior to 2018 and 21% for years thereafter.
●	British Virgin Islands subsidiary is not subject to tax on its income or capital gains
●	Hong Kong subsidiary is subject to the profits tax rate at 16.5% for income generated and operation in the country
●	PRC subsidiary at 25% for income generated and operation in the country

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (“Tax Reform Act”). The legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a territorial tax system and imposing a transition tax on deemed repatriated earnings of foreign subsidiaries. The Tax Reform Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. As a result of the reduction in the U.S. corporate income tax rate from 34% to 21% under the Tax Reform Act, the Company revalued its ending net deferred tax assets. In addition, net operating losses (NOL) arising after December 31, 2017 can be carryforward indefinitely while limiting the NOL deduction for a given year to 80% of taxable income.

All of the Company’s operations are in the PRC and in accordance with the relevant tax laws and regulations.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the three months ended March 31, 2018 and 2017:

	2018	2017
Loss attributed to PRC	$(252,416)	$(127,120)
Loss attributed to US and other intermediate holding companies	(56,760)	(52,447)
Loss before tax	(309,176)	(179,567)

PRC Statutory Tax at 25% Rate	-	-
Effect of difference between PRC tax basis and US GAAP	-	-
Income tax	$-	$-

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the three months ended March 31, 2018 and 2016

	2018	2017
U.S. federal statutory income tax rate	21%	34%
Lower rates in PRC, net	(9)%	(9)%
Effects of tax basis differences	(12)%	(25)%
Effective tax rate	-%	-%

The Company did not recognize deferred taxes since it is not likely to realize such deferred taxes.

The Company is subject to examination by the U.S. Internal Revenue Service (IRS) and other taxing authorities in jurisdictions where the firm has significant business operations, such as China. The tax years under examination vary by jurisdiction.

12.	INCOME TAXES

The Company is subject to the following income tax:

●	United States parent is subject to income tax rate at 34%

●	British Virgin Island subsidiary is not subject to tax on its income or capital gains.

●	Hong Kong subsidiary is subject to the profits tax rate at 16.5% for income generated and operation in the country.

●	PRC subsidiary at 25% for income generated and operation in the country.

All of the Company’s operations are in the PRC and in accordance with the relevant tax laws and regulations.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses (benefits):

	December 31	December 31
	2017	2016
Loss attributed to PRC	$(444,889)	$(783,688)
Loss attributed to US and other intermediate holding companies	(299,789)	(124,731)
Loss before tax	(744,678)	(908,419)

PRC Statutory Tax at 25% Rate	-	-
Effect of difference between PRC tax basis and US GAAP	1,440	342
Income tax	$1,440	$342

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows:

	December 31	December 31
	2017	2016
U.S. federal statutory income tax rate	34%	34%
Lower rates in PRC, net	(9)%	(9)%
Effects of tax basis differences	(25)%	(25)%
The Company’s effective tax rate	(0)%	(0)%

The Company did not recognize deferred taxes since it is not likely to realize such deferred taxes.

The Company is subject to examination by the U.S. Internal Revenue Service (IRS) and other taxing authorities in jurisdictions where the firm has significant business operations, such as China. The tax years under examination vary by jurisdiction.

The table below presents the earliest tax years that remain subject to examination by major jurisdiction.

December 31, 2017
U.S. Federal	2011
China	2013